Decommissioning Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Schedule of decommissioning obligations
	2018	2017
Decommissioning obligations, beginning of year	$13,699	$13,219
Changes in estimates	(338)	255
Accretion	280	225
Decommissioning obligations, end of year	$13,641	$13,699